Financial Risk Management (Details 1) - USD ($)	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2016
Risks and Uncertainties [Abstract]
Cash and cash equivalents	$ 2,152,233	$ 5,971,995	$ 8,506,922	$ 6,586,014	$ 6,157,264
Insured amount		103,170
Non-insured amount		$ 5,868,825